WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.9%
	CHINA — 89.9%
3,406	Alibaba Group Holding Ltd. - ADR*	$864,545
12,900	Angel Yeast Co., Ltd. - Class A	104,775
3,500	Asymchem Laboratories Tianjin Co., Ltd. - Class A	158,543
10,000	AVIC Jonhon Optronic Technology Co., Ltd. - Class A	107,206
5,390	Beijing United Information Technology Co., Ltd.	127,106
33,900	By-health Co., Ltd. - Class A	116,254
3,400	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	112,331
54,500	China Mengniu Dairy Co., Ltd.*	324,107
31,873	Guangzhou GRG Metrology & Test Co., Ltd. - Class A	179,510
3,900	Hangzhou Tigermed Consulting Co., Ltd. - Class A	100,807
12,200	Hongfa Technology Co., Ltd. - Class A	104,078
12,500	Hundsun Technologies, Inc. - Class A	187,191
11,630	Jafron Biomedical Co., Ltd. - Class A	141,405
13,600	Jinyu Bio-Technology Co., Ltd. - Class A	47,806
36,600	Kingdee International Software Group Co., Ltd.*	146,610
33,700	Kuaishou Technology*,1,2	499,852
700	Kweichow Moutai Co., Ltd. - Class A	228,769
27,000	Li Ning Co., Ltd.	168,204
5,660	Meituan - Class B*	260,977
25,800	Offcn Education Technology Co., Ltd. - Class A	157,843
26,200	Ping An Insurance Group Co. of China Ltd. - Class H	308,576
2,000	Sangfor Technologies, Inc. - Class A	91,836
12,900	Shandong Pharmaceutical Glass Co., Ltd. - Class A	75,227
17,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	130,267
7,500	Shanghai International Airport Co., Ltd. - Class A	91,485
4,700	Shanghai Weaver Network Co., Ltd. - Class A	67,632
24,000	Shenzhou International Group Holdings Ltd.	468,033
1,800	Silergy Corp.	167,846
16,300	Sinoseal Holding Co., Ltd. - Class A	108,207
10,150	Tencent Holdings Ltd.	904,393
11,400	Toly Bread Co., Ltd. - Class A	98,248
27,100	Tongdao Liepin Group*	66,561
95,400	TravelSky Technology Ltd. - Class H	212,562
4,700	Wuliangye Yibin Co., Ltd. - Class A	211,116
14,570	WuXi AppTec Co., Ltd. - Class H1	346,580
23,500	Wuxi Biologics Cayman, Inc.*,1	329,043
17,000	Xiamen Meiya Pico Information Co., Ltd. - Class A	49,354
26,710	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	94,527
8,700	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	125,027
		8,084,439
	HONG KONG — 8.9%
35,351	AIA Group Ltd.	426,215

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HONG KONG (Continued)
25,200	Techtronic Industries Co., Ltd.	$376,445
		802,660
	TAIWAN — 1.1%
2,900	Airtac International Group	103,180
	TOTAL COMMON STOCKS
	(Cost $6,941,800)	8,990,279
	PARTICIPATION CERTIFICATES — 1.9%
	CHINA — 1.9%
28,500	Anhui Sunhere Pharmaceutical Excipients Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)	62,740
1,750	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)[1]	105,164
		167,904
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $192,276)	167,904

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$252,892	UMB Money Market II Special, 0.01%[3]	252,892
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $252,892)	252,892
	TOTAL INVESTMENTS — 104.6%
	(Cost $7,386,968)	9,411,075
	Liabilities in Excess of Other Assets — (4.6)%	(415,200)
	TOTAL NET ASSETS — 100.0%	$8,995,875

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,280,639, which represents 14.24% of total net assets of the Fund.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 5.56% of Net Assets. The total value of these securities is $499,852.
[3]	The rate is the annualized seven-day yield at period end.